Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed
					Investment Based on:
	Summary		Average Summary	Average		Peer Group
	Compensation	Compensation	Compensation on	Compensation	Total	Total
	on Table Total	Actually	Table Total for	Actually Paid to	Shareholder	Shareholder		Adjusted
	for PEO (1)	Paid to PEO (2)	Non-PEO NEOs (3)	Non-PEO NEOs (4)	Return (5)	Return (5)	Net Income	Net Income (6)
Year	($)	($)	($)	($)	(%)	(%)	($)	($)
2025	3,108,135	3,491,029	1,751,036	2,042,647	106.78	96.01	80,310,000	102,570,000
2024	2,693,418	3,117,679	884,506	1,158,337	85.86	47.85	85,264,000	86,408,000
2023	2,294,391	2,184,116	794,666	720,869	19.90	(3.35)	91,729,000	96,997,000
2022	1,702,083	2,006,937	693,748	802,770	22.84	(2.48)	67,405,000	71,814,000
2021	1,717,080	2,057,620	701,022	861,926	(4.93)	24.06	20,044,000	39,800,000
(1)	PEO for 2021, 2022, 2023, 2024, and 2025 was James Eccher.

(2)	This column represents the “compensation actually paid” to our PEO for each year, determined by starting with the amount set forth in the Summary Compensation Table (“SCT”) in the column entitled “Total Compensation” for the applicable year and adjusting that amount as follows:

	PEO
	2025	2024	2023	2022	2021
	($)	($)	($)	($)	($)
Summary Compensation Table Total Compensation	3,108,135	2,693,418	2,294,391	1,702,083	1,717,080
Less Grant Date Fair Value of RSU Awards in Covered Fiscal Year	(1,075,067)	(1,043,772)	(862,809)	(501,517)	(463,986)
Add Change in Fair Value of Outstanding and Unvested RSU Awards Granted in Prior Years and Covered Fiscal Year	1,457,961	1,468,033	752,535	806,371	804,526
Compensation Actually Paid	3,491,029	3,117,679	2,184,116	2,006,937	2,057,620

(3)	The non-PEO named executive officers included for purposes of calculating the average compensation amounts reported in this table were, for 2025, Bradley Adams, Gary Collins, Darin Campbell and Donald Pilmer, and for 2024, 2023, 2022 and 2021, Bradley Adams, Gary Collins, Donald Pilmer and Richard Gartelmann.
(4)	This column represents the average “compensation actually paid” to our non-PEO NEOs for each year, determined by starting with the amount set forth in the SCT in the column entitled “Total Compensation” for the applicable year (and taking the average of those amounts for the non-PEO NEOs) and adjusting that amount as follows:

	Non-PEO NEOs
	2025	2024	2023	2022	2021
	($)	($)	($)	($)	($)
Summary Compensation Table Total Compensation	1,751,036	884,506	794,666	693,748	701,022
Less Grant Date Fair Value of RSU Awards in Covered Fiscal Year	(177,825)	(248,231)	(215,659)	(171,857)	(163,566)
Add Change in Fair Value of Outstanding and Unvested RSU Awards Granted in Prior Years and Covered Fiscal Year	469,436	522,061	141,863	280,879	324,470
Compensation Actually Paid	2,042,647	1,158,337	720,869	802,770	861,926

(5)	The Peer Group TSR disclosed in this table utilizes the KBW NASDAQ Bank Index (“KBW Bank Index”), which we also use in the stock performance chart required by Item 201(e) of Regulation S-K included in our Annual Report Form 10-K for the year ended December 31, 2025. The two columns assume $100 was invested for the period starting December 31, 2021 and through the end of the listed year in each of the Company and in the KBW Bank Index, respectively. All dollar values assume reinvestment of pre-tax dividends paid by companies, where applicable, included in the KBW Bank Index. Historical stock performance is not necessarily indicative of future stock performance.

(6)	Adjusted Net Income is a non-GAAP measure we use to compare periods by excluding material transactions that are not considered core to our business or may not reflect the effects of operations. We determined Adjusted Net Income to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. The Adjusted Net Income used for compensation differs from that disclosed in the Form 10-K. See our reconciliation to GAAP Net Income on page 49.

Company Selected Measure Name	Adjusted Net Income
Named Executive Officers, Footnote
(1)	PEO for 2021, 2022, 2023, 2024, and 2025 was James Eccher.

(3)	The non-PEO named executive officers included for purposes of calculating the average compensation amounts reported in this table were, for 2025, Bradley Adams, Gary Collins, Darin Campbell and Donald Pilmer, and for 2024, 2023, 2022 and 2021, Bradley Adams, Gary Collins, Donald Pilmer and Richard Gartelmann.

Peer Group Issuers, Footnote

(5)	The Peer Group TSR disclosed in this table utilizes the KBW NASDAQ Bank Index (“KBW Bank Index”), which we also use in the stock performance chart required by Item 201(e) of Regulation S-K included in our Annual Report Form 10-K for the year ended December 31, 2025. The two columns assume $100 was invested for the period starting December 31, 2021 and through the end of the listed year in each of the Company and in the KBW Bank Index, respectively. All dollar values assume reinvestment of pre-tax dividends paid by companies, where applicable, included in the KBW Bank Index. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 3,108,135	$ 2,693,418	$ 2,294,391	$ 1,702,083	$ 1,717,080
PEO Actually Paid Compensation Amount	$ 3,491,029	3,117,679	2,184,116	2,006,937	2,057,620
Adjustment To PEO Compensation, Footnote
(2)	This column represents the “compensation actually paid” to our PEO for each year, determined by starting with the amount set forth in the Summary Compensation Table (“SCT”) in the column entitled “Total Compensation” for the applicable year and adjusting that amount as follows:

	PEO
	2025	2024	2023	2022	2021
	($)	($)	($)	($)	($)
Summary Compensation Table Total Compensation	3,108,135	2,693,418	2,294,391	1,702,083	1,717,080
Less Grant Date Fair Value of RSU Awards in Covered Fiscal Year	(1,075,067)	(1,043,772)	(862,809)	(501,517)	(463,986)
Add Change in Fair Value of Outstanding and Unvested RSU Awards Granted in Prior Years and Covered Fiscal Year	1,457,961	1,468,033	752,535	806,371	804,526
Compensation Actually Paid	3,491,029	3,117,679	2,184,116	2,006,937	2,057,620

Non-PEO NEO Average Total Compensation Amount	$ 1,751,036	884,506	794,666	693,748	701,022
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,042,647	1,158,337	720,869	802,770	861,926
Adjustment to Non-PEO NEO Compensation Footnote
(4)	This column represents the average “compensation actually paid” to our non-PEO NEOs for each year, determined by starting with the amount set forth in the SCT in the column entitled “Total Compensation” for the applicable year (and taking the average of those amounts for the non-PEO NEOs) and adjusting that amount as follows:

	Non-PEO NEOs
	2025	2024	2023	2022	2021
	($)	($)	($)	($)	($)
Summary Compensation Table Total Compensation	1,751,036	884,506	794,666	693,748	701,022
Less Grant Date Fair Value of RSU Awards in Covered Fiscal Year	(177,825)	(248,231)	(215,659)	(171,857)	(163,566)
Add Change in Fair Value of Outstanding and Unvested RSU Awards Granted in Prior Years and Covered Fiscal Year	469,436	522,061	141,863	280,879	324,470
Compensation Actually Paid	2,042,647	1,158,337	720,869	802,770	861,926

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Our TSR and Peer Group TSR

The graph below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs and our TSR and the Peer Group TSR.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Our Net Income

The graph below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs and our net income.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Compensation Actually Paid and Our Adjusted Net Income

The graph below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs and our Adjusted Net Income.

Total Shareholder Return Vs Peer Group

Relationship Between Compensation Actually Paid and Our TSR and Peer Group TSR

The graph below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs and our TSR and the Peer Group TSR.

Tabular List, Table

We consider the following to be the most important financial performance measures used to link compensation actually paid to our NEOs, for 2025, to Company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in the Compensation Discussion and Analysis above. The measures in this table are not ranked.

Performance Measures
Adjusted Net Income/Peer ROAA
Asset/Credit Quality
Adjusted Efficiency Ratio

Total Shareholder Return Amount	$ 106.78	85.86	19.9	22.84	(4.93)
Peer Group Total Shareholder Return Amount	96.01	47.85	(3.35)	(2.48)	24.06
Net Income (Loss)	$ 80,310,000	$ 85,264,000	$ 91,729,000	$ 67,405,000	$ 20,044,000
Company Selected Measure Amount	102,570,000	86,408,000	96,997,000	71,814,000	39,800,000
PEO Name	James Eccher
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Income/Peer ROAA
Non-GAAP Measure Description

(6)	Adjusted Net Income is a non-GAAP measure we use to compare periods by excluding material transactions that are not considered core to our business or may not reflect the effects of operations. We determined Adjusted Net Income to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. The Adjusted Net Income used for compensation differs from that disclosed in the Form 10-K. See our reconciliation to GAAP Net Income on page 49.

Measure:: 2
Pay vs Performance Disclosure
Name	Asset/Credit Quality
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Efficiency Ratio
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,075,067)	$ (1,043,772)	$ (862,809)	$ (501,517)	$ (463,986)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,457,961	1,468,033	752,535	806,371	804,526
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(177,825)	(248,231)	(215,659)	(171,857)	(163,566)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 469,436	$ 522,061	$ 141,863	$ 280,879	$ 324,470